Long Term Debt - Deferred Financing Costs - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Reclassification from prepaid expenses			$ 4,800	$ 4,800
Unamortized balance of deferred financing costs written off	$ 2,986
Credit facility termination date		Mar. 19, 2014
Unamortized debt issuance costs		$ 10,611	12,913	$ 3,273
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Current portion of deferred debt issuance costs			3,148
Non-current portion of deferred debt issuance costs			10,172
Adjustments for New Accounting Pronouncement [Member] | Reclassification [Member] | Long Term Debt Noncurrent [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs			12,913
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Fees and related costs deferred						$ 370
Revolving Credit Facility [Member] | Adjustments for New Accounting Pronouncement [Member] | Reclassification [Member] | Other Long Term Assets [Member]
Debt Instrument [Line Items]
Remaining unamortized arrangement fee			$ 407
Secured Term Loan [Member]
Debt Instrument [Line Items]
Fees and related costs deferred					$ 601